Income Taxes (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Net loss carryforward U.S. - tax effect	$ 1,295,000
Net loss carryforwards Belgium - tax effect	406,000	636,000
Less valuation allowance	(1,701,000)	(636,000)
Deferred tax asset, net of allowance